Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of disaggregated revenue

	Year Ended December 31, 2021
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Goods—Marketed Products	33,937	—	33,937
Goods—Distribution	—	236,518	236,518
Services—Commercialization—Marketed Products	27,428	—	27,428
—Collaboration Research and Development	18,995	—	18,995
—Research and Development	525	—	525
Royalties	15,064	—	15,064
Licensing	23,661	—	23,661
	119,610	236,518	356,128

Third parties	119,085	232,262	351,347
Related parties (Note 24(i))	525	4,256	4,781
	119,610	236,518	356,128

	Year Ended December 31, 2020
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Goods—Marketed Products	11,329	—	11,329
Goods—Distribution	—	197,761	197,761
Services—Commercialization—Marketed Products	3,734	—	3,734
—Collaboration Research and Development	9,771	—	9,771
—Research and Development	491	—	491
Royalties	4,890	—	4,890
	30,215	197,761	227,976

Third parties	29,724	192,277	222,001
Related parties (Note 24(i))	491	5,484	5,975
	30,215	197,761	227,976

	Year Ended December 31, 2019
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Goods—Marketed Products	8,113	—	8,113
Goods—Distribution	—	175,514	175,514
Services—Commercialization	—	2,584	2,584
—Collaboration Research and Development	15,532	—	15,532
—Research and Development	494	—	494
Royalties	2,653	—	2,653
	26,792	178,098	204,890

Third parties	26,298	170,461	196,759
Related parties (Note 24(i))	494	7,637	8,131
	26,792	178,098	204,890

Schedule of liability balances from contracts with customers

	December 31,
	2021	2020

	(in US$’000)
Deferred revenue
Current—Oncology/Immunology segment (note (a))	11,078	1,450
Current—Other Ventures segment (note (b))	1,196	147
	12,274	1,597
Non-current—Oncology/Immunology segment (note (a))	878	484
Total deferred revenue (note (c) and (d))	13,152	2,081

Notes:

(a)	Oncology/Immunology segment deferred revenue relates to invoiced amounts for royalties which the customer has not yet completed the in-market sale, unamortized upfront and milestone payments and advance consideration received for cost reimbursements which are attributed to research and development services that have not yet been rendered as at the reporting date.
(b)	Other Ventures segment deferred revenue relates to payments in advance from customers for goods that have not been transferred and services that have not been rendered to the customer as at the reporting date.
(c)	Estimated deferred revenue to be recognized over time as from the date indicated is as follows:

	December 31,
	2021	2020

	(in US$’000)
Not later than 1 year	12,274	1,597
Between 1 to 2 years	476	211
Between 2 to 3 years	255	205
Between 3 to 4 years	147	68
	13,152	2,081

(d)	As at January 1, 2021, deferred revenue was US$2.1 million, of which US$0.7 million was recognized during the year ended December 31, 2021.

Schedule of estimated deferred revenue to be recognized over time

	December 31,
	2021	2020

	(in US$’000)
Not later than 1 year	12,274	1,597
Between 1 to 2 years	476	211
Between 2 to 3 years	255	205
Between 3 to 4 years	147	68
	13,152	2,081

License and collaboration agreement with Eli Lilly
Schedule of summarized upfront and cumulative milestone payments

Upfront and cumulative milestone payments according to the Lilly Agreement received up to December 31, 2021 are summarized as follows:

(in US$’000)
Upfront payment	6,500
Development milestone payments achieved	40,000

Schedule of group recognized revenue under the agreement

	Year Ended December 31,
	2021	2020	2019

	(in US$’000)
Goods—Marketed Products	15,792	11,329	8,113
Services—Commercialization—Marketed Products	27,428	3,734	—
—Collaboration Research and Development	4,491	1,991	4,005
Royalties	10,292	4,890	2,653
	58,003	21,944	14,771

License and collaboration agreement with AstraZeneca
Schedule of summarized upfront and cumulative milestone payments

Upfront and cumulative milestone payments according to the AZ Agreement received up to December 31, 2021 are summarized as follows:

(in US$’000)
Upfront payment	20,000
Development milestone payments achieved	25,000
First-sale milestone payment achieved	25,000

Schedule of group recognized revenue under the agreement

	Year Ended December 31,
	2021	2020	2019

	(in US$’000)
Goods—Marketed Products	6,509	—	—
Services—Collaboration Research and Development	14,113	7,780	11,527
Royalties	4,772	—	—
Licensing	23,661	—	—
	49,055	7,780	11,527